EBP Key Assumptions (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	3.19%	4.34%
Rate of compensation increase	3.68%	4.83%
Cash balance interest crediting rate	3.50%	4.25%
Weighted average assumptions utilized to determine net periodic benefit cost (credit)
Discount rate	4.33%	3.67%	4.17%
Expected long-term rate of return on plan assets	5.26%	5.34%	6.45%
Rate of compensation increase	4.83%	4.93%	4.87%
Cash balance interest crediting rate	4.25%	4.25%	4.25%
Other Postretirement Benefits [Member]
Weighted average assumptions utilized to determine benefit obligations
Discount rate	3.27%	4.39%
Weighted average assumptions utilized to determine net periodic benefit cost (credit)
Discount rate	4.39%	3.71%	4.27%
Expected long-term rate of return on plan assets	5.01%	4.95%	5.53%
Health care cost trend rate assumed for next fiscal year	7.20%
Direction and pattern of change for assumed health care cost trend rate	decreases
Ultimate health care cost trend rate	4.50%
Year that rate reaches ultimate trend rate	2028